Notes to the consolidated statements of income - Selling, general and administrative expenses (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)
Selling, general and administrative expenses
FCPA related charge	€ 200,000
NaturalLyte and GranuFlo
Selling, general and administrative expenses
General and administrative expenses			$ 60,000	€ 54,078
General and administrative expense
Selling, general and administrative expenses
Net gain (loss) from sale of fixed assets	31,959	€ (11,074)		(6,380)
Net gain from sale of investments	€ 84,665	€ 16,455		€ 11,189